Newbuildings (Details) - Newbuildings - USD ($) $ in Millions		6 Months Ended		12 Months Ended
	Jul. 02, 2018	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019
Cost
Opening balance	$ 249	$ 249	$ 248	$ 0
Additions			1
Fresh Start adjustments	(249)
Closing balance	0	0	249	0
Net book value	$ 0	$ 249	$ 249	$ 0